Income tax (Tables)	9 Months Ended
Sep. 30, 2020
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Nine months ended September 30,
	2019	2020
	(in thousands)
Condensed Consolidated Statement of Operations
Current income tax expense	$120	$177
Deferred income tax expense (benefit)	(529)	398
Income tax expense (benefit) reported in the Condensed Consolidated Statement of Operations	$(409)	$575